FMI Funds, Inc.

FMI Large Cap Fund
Investor Class: FMIHX | Institutional Class: FMIQX

FMI Common Stock Fund
Investor Class: FMIMX | Institutional Class: FMIUX

FMI International Fund
Investor Class: FMIJX | Institutional Class: FMIYX

FMI International Fund II – Currency Unhedged
Investor Class: Not Available for Purchase | Institutional Class: FMIFX

September 27, 2023

Supplement to the Statement of Additional Information dated January 31, 2023

The Board of Directors has appointed Jonathan T. Bloom as a director of the FMI Funds effective as of September 22, 2023. The following information is added under the “Directors and Officers of the Funds – Management Information” section of the Statement of Additional Information:

Name, Address and Age	Position(s), Term of Office, Length of Time Served and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director During the Past 5 Years
Interested Director
Jonathan T. Bloom c/o Fiduciary Management, Inc. 790 North Water Street, Suite 2100, Milwaukee, Wisconsin 53202 Age: 42	Director since September 2023 (Indefinite term); Vice President since September 2023 (One year term); 4 Portfolios	Jonathan T. Bloom, CFA® has been employed by the Adviser in various capacities since 2010 and is currently the Co-Chief Investment Officer.	None

Mr. Bloom has served as a portfolio manager of the Funds since December 31, 2015 and as the Co-Chief Investment Officer of the investment adviser since December 31, 2022.  Mr. Bloom’s current experience and skills as a portfolio manager and Co-Chief Investment Officer led to the conclusion that he should serve as a director.

The dollar range of Mr. Bloom’s share ownership as of September 30, 2022 is reflected in the Statement of Additional Information under the “Portfolio Management Committee” section, which is incorporated herein by reference.  Mr. Bloom did not receive any compensation as a director for the fiscal year ended September 30, 2022, as he is newly appointed.

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Please read this Supplement carefully and keep for future reference.